[Dechert Price & Rhoads Letterhead]



                                     May 2, 1997



          Securities and Exchange Commission
          Judiciary Plaza
          450 Fifth Street, N.W.
          Washington, DC  20549

          Attn:  Office of Filings, Information and Consumer Services

               Re:  Weiss Treasury Fund (the "Trust")
                    File Nos. 811-09084 and 033-95688

          Dear Sir or Madam:

                    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 3 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 28, 1997 as Accession No. 0000893220-97-000826.

                    Any comments regarding this filing should be directed to the undersigned at (617) 728-7135 or Joseph R. Fleming, Esq. at (617) 728-7161.

                    Please return an electronic transmittal as evidence of your receipt of this filing.

                                          Very truly yours,



                                          THOMAS A. GORMLEY

          TAG:dm
          cc:  Joseph R. Fleming, Esq.